NET LOSS PER SHARE - Disclosure of earnings per share (Details) - CAD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
For the computation of basic net earnings, Weighted number of shares		7,181	5,796
For the computation of basic net earnings, Net loss attributable to equity holders of the Company		$ (22,511)	$ (17,763)
Effect of potential dilutive Ordinary shares - Warrants, Weighted number of shares		304	181
Effect of potential dilutive Ordinary shares - Warrants, Net loss attributable to equity holders of the Company		$ (6,014)	$ (21,739)
For the computation of diluted net earnings, Weighted number of shares	[1]	7,485	5,977
For the computation of diluted net earnings, Net loss attributable to equity holders of the Company	[1]	$ (28,525)	$ (39,502)
For the computation of basic and diluted net earnings from discontinued operations Weighted number of shares	[1]	7,181	5,796
For the computation of basic and diluted net earnings from discontinued operations Net loss attributable to equity holders of the Company	[1]	$ (166,379)	$ (17,853)

[1]	For 2022 and 2021, potentially dilutive securities (share options) were excluded from the calculation of diluted earnings per share as they are antidilutive.